Discontinued Operations	12 Months Ended
May 25, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
DISCONTINUED OPERATIONS
On May 15, 2014, we entered into an agreement to sell Red Lobster and certain related assets and associated liabilities for $2.11 billion in cash and we expect the transaction to close during the first quarter of fiscal 2015. These assets and liabilities are classified as held for sale on our consolidated balance sheet as of May 25, 2014. Additionally, in the fourth quarter of fiscal 2014, in connection with the sale of Red Lobster, we closed two synergy restaurants. During fiscal 2014, we recorded long-lived asset impairment charges of $7.6 million, $7.4 million of which was recorded during the fourth quarter as a result of these actions and $20.7 million of separation-related costs which are included in earnings from discontinued operations. No amounts for shared general and administrative operating support expense or interest expense were allocated to discontinued operations. We expect all direct cash flows related to operating these businesses to be eliminated at the date of sale. Our continuing involvement will be limited to a transition service agreement for up to two years with minimal impact to our cash flows.

For fiscal 2014, 2013 and 2012, all impairment charges and disposal costs, along with the sales, direct costs and expenses and income taxes attributable to restaurants classified as discontinued operations have been aggregated to a single caption entitled earnings from discontinued operations, net of tax in our consolidated statements of earnings for all periods presented. Earnings from discontinued operations, net of taxes in our accompanying consolidated statements of earnings are comprised of the following:

(in millions)	Fiscal Year
	May 25, 2014	May 26, 2013	May 27, 2012
Sales	$2,472.1	$2,630.9	$2,671.6

Earnings before income taxes	135.3	247.3	281.2
Income tax expense	32.3	72.7	84.9
Earnings from discontinued operations, net of tax	$103.0	$174.6	$196.3

The following table presents the carrying amounts of the major classes of assets and liabilities associated with the restaurants reported as discontinued operations and classified as held for sale on our accompanying consolidated balance sheet as of May 25, 2014:

(in millions)	May 25, 2014
Current assets	$241.0
Land, buildings and equipment, net	1,084.8
Other assets	64.5
Total assets	$1,390.3

Current liabilities	$130.6
Other liabilities	84.9
Total liabilities	$215.5